Ordinary shares (Details) $ / shares in Units, ¥ in Thousands, $ in Millions								1 Months Ended								4 Months Ended		12 Months Ended
	Dec. 11, 2015 CNY (¥) shares	Dec. 11, 2015 USD ($) shares	Oct. 12, 2015 shares	Mar. 02, 2015 CNY (¥) shares	Mar. 02, 2015 USD ($) shares	Jun. 30, 2014 $ / shares shares	Apr. 02, 2014 $ / shares shares	Aug. 31, 2015 CNY (¥) shares	Aug. 06, 2015 CNY (¥)	Aug. 06, 2015 USD ($)	Apr. 20, 2015 CNY (¥) shares	Apr. 20, 2015 USD ($) shares	Apr. 17, 2015 CNY (¥) shares	Apr. 17, 2015 USD ($) shares	Mar. 31, 2015 shares	Aug. 06, 2015 CNY (¥) shares	Aug. 06, 2015 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2017 $ / shares shares	May 31, 2011 shares
Class of Stock [Line Items]
Ordinary share, shares authorized																			5,000,000,000		5,000,000,000	4,912,433,396
Ordinary share, par value per share | $ / shares																					$ 0.00001
Ordinary share, shares issued																			289,670,997		293,965,131
Ordinary share, shares outstanding																			289,670,997		293,965,131
Preference share, shares authorized																						87,566,604
Issuance of shares			1,400,000
Number of shares issued for acquisition											34,000,000	34,000,000
Total cash consideration given | ¥																		¥ 2,500,000
Restricted Share Units (RSUs) [Member]
Class of Stock [Line Items]
Total cash consideration given				¥ 985,400	$ 160.2
Number of shares granted																		4,381,182	3,597,722	10,369,278
Original convertible note issued to Tencent [Member]
Class of Stock [Line Items]
Number of Class A ordinary shares issued as early repayment of portion of outstanding debt	4,267,344	4,267,344
Portion of outstanding debt principal repaid through issuance of Class A Ordinary shares	¥ 806,000	$ 125.0
Portion of accrued interest repaid with issuance of Class A ordinary shares	¥ 47,000	$ 7.3
Falcon View Technology ("Ganji") [Member]
Class of Stock [Line Items]
Total cash consideration given									¥ 2,799,890	$ 457.6	¥ 2,500,000	$ 400.0	¥ 2,500,000	$ 400.0
Anjuke Inc. ("Anjuke") [Member]
Class of Stock [Line Items]
Total cash consideration given				¥ 985,400	$ 160.2													¥ 985,427
Anjuke Inc. ("Anjuke") [Member] | Restricted Share Units (RSUs) [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition				200,000	200,000
Number of shares granted				248,216	248,216										248,216
Ordinary shares [Member]
Class of Stock [Line Items]
Repurchase of ordinary shares from pre-IPO shareholders, shares						27,603,750
Ordinary shares [Member] | Falcon View Technology ("Ganji") [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition								46,500,000			34,039,136	34,039,136				46,505,912	46,505,912
Total cash consideration given								¥ 1,700,000		$ 272.4						¥ 1,700,000
Total ordinary shares issued as committment for acquisition																46,505,912	46,505,912
Committed cash for acquisition																¥ 2,500,000	$ 406.7
Additional cash payments											¥ 75,000	$ 12.2
Ordinary shares [Member] | Anjuke Inc. ("Anjuke") [Member]
Class of Stock [Line Items]
Number of shares issued for acquisition				4,839,372	4,839,372
Total cash consideration given				¥ 985,400	$ 160.2
Ordinary shares [Member] | Tencent [Member]
Class of Stock [Line Items]
Issuance of shares													15,384,616	15,384,616
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary share, shares authorized																			4,800,000,000		4,800,000,000
Ordinary share, par value per share | $ / shares																					$ 0.00001
Ordinary share, shares issued																			240,930,737		245,924,871
Ordinary share, shares outstanding																			240,930,737		245,924,871
Class A Ordinary Shares [Member] | Tencent [Member]
Class of Stock [Line Items]
Issuance of shares						36,805,000
ADS [Member]
Class of Stock [Line Items]
Issue price per share | $ / shares							$ 38.00
Share repurchase price per share | $ / shares						$ 40.00
ADS [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Shares issued by the selling shareholders							900,000
ADS [Member] | Follow On Offering Transaction One [Member]
Class of Stock [Line Items]
Shares issued by the selling shareholders							4,000,000
ADS [Member] | Follow on Offering [Member]
Class of Stock [Line Items]
Issuance of shares							2,000,000
ADS [Member] | Tencent [Member]
Class of Stock [Line Items]
Issue price per share | $ / shares						$ 40.00
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary share, shares authorized																			200,000,000		200,000,000
Ordinary share, shares issued																			48,740,260		48,040,260
Ordinary share, shares outstanding																			48,740,260		48,040,260